INTANGIBLE ASSETS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	$ 3,401.3
Balance at the end of the year	3,375.2	$ 3,401.3
Intangible assets other than goodwill
Changes in the net carrying amount of intangible assets
Net of credits received on investment	29.1	36.6
(Decrease) increase in government credits receivable in large investment projects	(28.0)	92.4
Spectrum licences
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	2,662.1
Balance at the end of the year	2,662.1	2,662.1
spectrum licences and brand names
Changes in the net carrying amount of intangible assets
Intangible assets with indefinite useful life	2,760.9	2,760.9
Software
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	413.1
Balance at the end of the year	454.2	413.1
Customer relationships, projects development and other
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	326.1
Balance at the end of the year	258.9	326.1
Cost
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	5,026.9	4,727.0
Additions	127.3	418.5
Net change in additions financed with non-cash balances	34.5	(91.9)
Retirement, disposals and other	(29.1)	(26.7)
Balance at the end of the year	5,159.6	5,026.9
Cost | Spectrum licences
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	2,909.8	2,610.9
Additions		298.9
Balance at the end of the year	2,909.8	2,909.8
Cost | Software
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	1,713.9	1,752.1
Additions	69.1	28.1
Net change in additions financed with non-cash balances	34.5	(92.3)
Reclassification	96.4	52.7
Retirement, disposals and other	(27.5)	(26.7)
Balance at the end of the year	1,886.4	1,713.9
Cost | Customer relationships, projects development and other
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	403.2	364.0
Additions	58.2	91.5
Net change in additions financed with non-cash balances		0.4
Reclassification	(96.4)	(52.7)
Retirement, disposals and other	(1.6)
Balance at the end of the year	363.4	403.2
Accumulated amortization and impairment losses
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	(1,625.6)	(1,427.7)
Amortization	(187.9)	(224.6)
Retirement, disposals and other	29.1	26.7
Balance at the end of the year	(1,784.4)	(1,625.6)
Accumulated amortization and impairment losses | Spectrum licences
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	(247.7)	(247.7)
Balance at the end of the year	(247.7)	(247.7)
Accumulated amortization and impairment losses | Software
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	(1,300.8)	(1,139.5)
Amortization	(158.9)	(188.0)
Retirement, disposals and other	27.5	26.7
Balance at the end of the year	(1,432.2)	(1,300.8)
Accumulated amortization and impairment losses | Customer relationships, projects development and other
Changes in the net carrying amount of intangible assets
Balance at the beginning of the year	(77.1)	(40.5)
Amortization	(29.0)	(36.6)
Retirement, disposals and other	1.6
Balance at the end of the year	$ (104.5)	$ (77.1)